Operating leases and other commitment (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Accumulated amortization	(166,495)
Balances as of September 30, 2022	$217,474
(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	184,160
Accumulated amortization	(222,488)
Balances as of December 31, 2021	$383,969

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(176,749)
Other	12,673
Balances as of December 31, 2022	$227,383
Lease liability due within one year	$216,304
Lease liability long term	$11,079
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	184,160
Repayments of lease liability	(237,574)
Other	19,253
Balances as of December 31, 2021	$391,459
Lease liability due within one year	$228,651
Lease liability long term	$162,808